Summary of Activity in Allowance for Loan Losses by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 11,478	$ 9,060	$ 9,060	$ 8,403	$ 6,742
Provision for loan losses	2,939	2,255	3,184	1,650	4,043
Charge-offs	(1,352)	(524)	(917)	(1,147)	(2,507)
Recoveries	80	110	151	154	125
Ending balance	13,145	10,901	11,478	9,060	8,403
Allowance for losses:
Individually evaluated for impairment	708		989	1,643	1,313
Collectively evaluated for impairment	12,437		10,489	7,417	7,090
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	13,145	10,901	11,478	9,060	8,403
Loans:
Individually evaluated for impairment	12,248		14,806	19,570	16,120
Collectively evaluated for impairment	1,540,483		1,347,763	966,110	840,707
Acquired with deteriorated credit quality	2,867		6,945	0	0
Ending balance	1,555,598		1,369,514	985,680	856,827
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,377	1,259	1,259	1,228	855
Provision for loan losses	79	125	1,261	37	937
Charge-offs	(581)	(81)	(169)	(23)	(579)
Recoveries	14		26	17	15
Ending balance	1,889	1,303	2,377	1,259	1,228
Allowance for losses:
Individually evaluated for impairment	124		165	124	70
Collectively evaluated for impairment	1,765		2,212	1,135	1,158
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	1,889	1,303	2,377	1,259	1,228
Loans:
Individually evaluated for impairment	627		724	830	112
Collectively evaluated for impairment	207,083		166,965	126,997	121,693
Acquired with deteriorated credit quality	1,743		2,193	0	0
Ending balance	209,453		169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,924	5,051	5,051	4,294	3,171
Provision for loan losses	3,068	1,182	289	1,416	1,536
Charge-offs	(634)	(203)	(484)	(694)	(416)
Recoveries	22	64	68	35	3
Ending balance	7,380	6,094	4,924	5,051	4,294
Allowance for losses:
Individually evaluated for impairment	489		644	802	832
Collectively evaluated for impairment	6,891		4,280	4,249	3,462
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	7,380	6,094	4,924	5,051	4,294
Loans:
Individually evaluated for impairment	8,241		10,601	13,980	13,207
Collectively evaluated for impairment	855,305		732,581	535,903	429,169
Acquired with deteriorated credit quality	542		2,641	0	0
Ending balance	864,088		745,823	549,883	442,376
Real estate, Residential
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,965	1,964	1,964	1,639	1,214
Provision for loan losses	(405)	77	1,176	641	1,213
Charge-offs	(87)	(179)	(178)	(316)	(837)
Recoveries	8	1	3	0	49
Ending balance	2,481	1,863	2,965	1,964	1,639
Allowance for losses:
Individually evaluated for impairment	72		164	666	360
Collectively evaluated for impairment	2,409		2,801	1,298	1,279
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	2,481	1,863	2,965	1,964	1,639
Loans:
Individually evaluated for impairment	3,309		3,376	4,576	2,469
Collectively evaluated for impairment	327,421		301,259	215,362	205,527
Acquired with deteriorated credit quality	582		1,552	0	0
Ending balance	331,312		306,187	219,938	207,996
Single-Family Interim Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	523	317	317	250	940
Provision for loan losses	63	436	206	38	(139)
Charge-offs			0	(20)	(561)
Recoveries			0	49	10
Ending balance	586	753	523	317	250
Allowance for losses:
Individually evaluated for impairment			0	50	50
Collectively evaluated for impairment	586		523	267	200
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	586	753	523	317	250
Loans:
Individually evaluated for impairment	0		0	91	99
Collectively evaluated for impairment	77,493		67,361	24,501	20,303
Acquired with deteriorated credit quality	0		559	0	0
Ending balance	77,493		67,920	24,592	20,402
Agricultural
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	159	209	209	167	145
Provision for loan losses	34	(1)	(50)	42	22
Charge-offs			0	0	0
Recoveries			0	0	0
Ending balance	193	208	159	209	167
Allowance for losses:
Individually evaluated for impairment			0	0	0
Collectively evaluated for impairment	193		159	209	167
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	193	208	159	209	167
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	31,445		40,127	34,923	32,902
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	31,445		40,127	34,923	32,902
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	278	235	235	293	358
Provision for loan losses	65	174	75	(17)	1
Charge-offs	(50)	(61)	(86)	(94)	(114)
Recoveries	36	45	54	53	48
Ending balance	329	393	278	235	293
Allowance for losses:
Individually evaluated for impairment	23		16	1	1
Collectively evaluated for impairment	306		262	234	292
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	329	393	278	235	293
Loans:
Individually evaluated for impairment	71		105	93	233
Collectively evaluated for impairment	41,676		39,397	28,344	31,037
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	41,747		39,502	28,437	31,270
Other Loan
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		0	0	0	0
Provision for loan losses			0	0	0
Charge-offs			0	0	0
Recoveries			0	0	0
Ending balance			0	0	0
Allowance for losses:
Individually evaluated for impairment			0	0	0
Collectively evaluated for impairment			0	0	0
Loans acquired with deteriorated credit quality			0	0	0
Ending balance			0	0	0
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	60		73	80	76
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	60		73	80	76
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	252	25	25	532	59
Provision for loan losses	35	262	227	(507)	473
Charge-offs			0	0	0
Recoveries			0	0	0
Ending balance	287	287	252	25	532
Allowance for losses:
Individually evaluated for impairment			0	0	0
Collectively evaluated for impairment	287		252	25	532
Loans acquired with deteriorated credit quality			0	0	0
Ending balance	287	287	252	25	532
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	0		0	0	0
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	$ 0		$ 0	$ 0	$ 0